SHORT-TERM INVESTMENTS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
SHORT-TERM INVESTMENTS
Short-term investments	$ 3,114,613	$ 398,752	$ 675,064
Treasury bills
SHORT-TERM INVESTMENTS
Short-term investments	2,135,266		666,883
Financial assets at fair value through profit or loss
SHORT-TERM INVESTMENTS
Short-term investments	830,528		270
Money market funds
SHORT-TERM INVESTMENTS
Short-term investments	$ 148,819		$ 7,911